Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment Income
Interest and dividends	$ 3,659,978
Net appreciation in fair value of investments	9,486,911
Investment Income, Total	13,146,889
Interest income on notes receivable from participants	107,015
Contributions
Employer	2,071,446
Participant	5,976,598
Rollovers	904,585
Total contributions	8,952,629
Total additions	22,206,533
Deductions
Benefits paid to participants	8,634,180
Administrative expenses	101,846
Total deductions	8,736,026
Net Increase	13,470,507
Transfers into Plan (see Note 1)	1,293,472
Net Assets Available for Benefits
Beginning of year	76,249,763
End of year	$ 91,013,742